Note 11 - Income Tax	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
1 1 .	INCOME TAX
Income tax expense is accrued upon recognition of revenue and is withheld at source on remittances from China.